EMPLOYEE BENEFIT PLANS (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Pension Contributions	$ 0	$ 60,000,000	$ 30,800,000
Pension (income) expense	1,349,000	(2,011,000)	(914,000)
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	52,312,000	47,996,000
Service cost	3,177,000	2,590,000	2,301,000
Interest cost	2,723,000	2,711,000	2,704,000
Actuarial loss	9,180,000	2,542,000
Benefits paid, excluding settlement	(3,482,000)	(3,527,000)
Benefit obligation at end of year	63,910,000	52,312,000	47,996,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	122,677,000	60,418,000
Actual return on plan assets	(4,223,000)	5,786,000
Employer contribution	0	60,000,000
Benefits paid, excluding settlement	(3,482,000)	(3,527,000)
Fair value of plan assets at end of year	114,794,000	122,624,000
Fair value of plan assets at end of year	114,972,000	122,677,000	60,418,000
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Assets	51,062,000	70,365,000
Liabilities	0	0
Net amount recognized	51,062,000	70,365,000
Defined Benefit Plan, Accumulated Other Comprehensive Income (Loss), after Tax [Abstract]
Net actuarial loss	59,390,000	39,160,000
Net prior service cost	(4,542,000)	(4,965,000)
Deferred tax assets	(20,712,000)	(12,913,000)
Net amount recognized	34,136,000	21,282,000
Change in accumulated other comprehensive income (loss)	12,854,000	(479,000)
Accumulated benefit obligation	60,485,000	49,619,000
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Expected return on plan assets	(9,020,000)	(4,932,000)	(5,273,000)
Amortization of prior service cost	(423,000)	(423,000)	(423,000)
Recognized net actuarial loss	2,194,000	2,065,000	1,605,000
Net periodic benefit (income) cost	(1,349,000)	2,011,000	914,000
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax [Abstract]
Net actuarial loss	22,423,000	1,688,000	4,492,000
Amortization of prior service cost	423,000	423,000	423,000
Amortization of gain	(2,194,000)	(2,065,000)	(1,605,000)
Total recognized in accumulated other comprehensive income	20,652,000	46,000	3,310,000
Total recognized in net periodic benefit cost and accumulated other comprehensive income	19,303,000	2,057,000	4,224,000
Amortization of loss	3,039,000	2,191,000	2,055,000
Amortization of prior service credit	(423,000)	(423,000)	(423,000)
Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	4.22%	5.36%
Rate of compensation increase	3.50%	3.50%
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	5.36%	5.88%
Expected return on plan assets	7.50%	7.50%
Rate of compensation increase	3.50%	3.50%
Current target asset allocation, fixed income	40.00%
Current target asset allocation, equities	60.00%
Fair value measurments	114,972,000	122,677,000	60,418,000
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
2012	4,908,000
2013	5,274,000
2014	5,146,000
2015	4,677,000
2016	9,621,000
Thereafter	28,858,000
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Defined Contribution Plan, Cost Recognized	2,700,000	2,600,000	1,700,000
Maximum annual contribution per employee, percent	50.00%
Employer matching contribution, percent on first 3% of Earnings	100.00%
Employer matching contribution, percent on 3 to 5 Percent of Earnings	50.00%
Cash Surrender Value of Life Insurance	85,900,000	85,100,000
Fair Value Measurements Using Level 1
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	101,781,000	119,052,000
Fair Value Measurements Using Level 2
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	13,013,000	3,572,000
Fair Value Measurements Using Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Money Market Funds [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	1,551,000	60,967,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	1,551,000	60,967,000
Money Market Funds [Member] | Fair Value Measurements Using Level 1
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	1,551,000	60,967,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	1,551,000	60,967,000
Money Market Funds [Member] | Fair Value Measurements Using Level 2
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0
Money Market Funds [Member] | Fair Value Measurements Using Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0
U.S. Treasuries
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	3,745,000	494,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	3,745,000	494,000
U.S. Treasuries | Fair Value Measurements Using Level 1
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0
U.S. Treasuries | Fair Value Measurements Using Level 2
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	3,745,000	494,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	3,745,000	494,000
U.S. Treasuries | Fair Value Measurements Using Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0
Securities of U.S. government agencies and corporations
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	2,019,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	2,019,000
Securities of U.S. government agencies and corporations | Fair Value Measurements Using Level 1
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0
Securities of U.S. government agencies and corporations | Fair Value Measurements Using Level 2
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	2,019,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	2,019,000
Securities of U.S. government agencies and corporations | Fair Value Measurements Using Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0
Corporate Debt Securities [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	7,249,000	3,078,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	7,249,000	3,078,000
Corporate Debt Securities [Member] | Fair Value Measurements Using Level 1
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0
Corporate Debt Securities [Member] | Fair Value Measurements Using Level 2
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	7,249,000	3,078,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	7,249,000	3,078,000
Corporate Debt Securities [Member] | Fair Value Measurements Using Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0
Common Stock
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	19,368,000	1,594,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	19,368,000	1,594,000
Common Stock | Fair Value Measurements Using Level 1
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	19,368,000	1,594,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	19,368,000	1,594,000
Common Stock | Fair Value Measurements Using Level 2
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0
Common Stock | Fair Value Measurements Using Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0
Equity Funds [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	63,106,000	48,141,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	63,106,000	48,141,000
Equity Funds [Member] | Fair Value Measurements Using Level 1
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	63,106,000	48,141,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	63,106,000	48,141,000
Equity Funds [Member] | Fair Value Measurements Using Level 2
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0
Equity Funds [Member] | Fair Value Measurements Using Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0
Exchange Traded Funds [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	17,756,000	8,350,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	17,756,000	8,350,000
Exchange Traded Funds [Member] | Fair Value Measurements Using Level 1
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	17,756,000	8,350,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	17,756,000	8,350,000
Exchange Traded Funds [Member] | Fair Value Measurements Using Level 2
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0
Exchange Traded Funds [Member] | Fair Value Measurements Using Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	$ 0	$ 0